DIRECT OPERATING EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Property taxes	$ 131,217	$ 100,122
Repairs and maintenance	30,849	29,006
Turnover	10,944	7,829
Property management expenses	50,154	41,404
Property insurance	8,988	7,544
Marketing and leasing	2,300	2,554
Homeowners' association (HOA) costs	13,855	9,933
Other direct expenses	13,629	10,697
Direct operating expenses	$ 261,936	$ 209,089